Depreciation, amortisation and impairment costs (Tables)	12 Months Ended
Dec. 31, 2022
Depreciation Amortisation And Impairment Costs [Abstract]
Summary of Depreciation Amortisation and Impairment Costs

	2022 £m	2021 £m	2020 £m
Intangibles – amortisation and impairment of trademarks and similar intangibles	317	333	360
– amortisation and impairment of computer software	142	129	129
– impairment of goodwill	—	57	209
Property, plant and equipment - depreciation and impairment	846	557	752
	1,305	1,076	1,450